Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (18)	$ (9)	$ (30)
Income (loss) from foreign operations	107	115	(562)
Income (loss) before income taxes and noncontrolling interest	$ 89	$ 106	$ (592)